Employee benefit plans - Additional information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Pension plans, postretirement and other employee benefits [Line items]
Number of years required for payment	2 years
Excess percentage of the greater of the projected benefit obligation or the fair value of plan assets	10.00%
Average remaining service period of active participants	13 years
Accumulated benefit obligation	¥ 245,439	¥ 265,143
Fair value of plan assets	219,869	219,462	¥ 231,461
Contributions to the defined contribution pension plans	6,656	6,675	6,709
Contributions to overseas defined contribution pension plans	15,026	11,964	9,215
Health care benefit cost	9,453	9,586	10,035
Level 1 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	14,411	21,704
Level 2 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	123,403	120,003
Level 3 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	43,343	49,406	¥ 56,656
Amount of unrealized profit (loss) of Level 3 assets	¥ (2,311)	(221)
Equities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Plan assets of domestic plans investments	8.00%
Debt securities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Plan assets of domestic plans investments	50.00%
Life insurance company general accounts [Member]
Pension plans, postretirement and other employee benefits [Line items]
Plan assets of domestic plans investments	28.00%
Life insurance company general accounts [Member] | Level 1 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Life insurance company general accounts [Member] | Level 2 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	74,529	74,033
Life insurance company general accounts [Member] | Level 3 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Other investments [Member]
Pension plans, postretirement and other employee benefits [Line items]
Plan assets of domestic plans investments	14.00%
Other investments [Member] | Level 1 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Other investments [Member] | Level 2 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	31,196	24,334
Other investments [Member] | Level 3 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Non-Japanese entities' plans [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	29,753	26,497
Non-Japanese entities' plans [Member] | Level 1 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	92	44
Non-Japanese entities' plans [Member] | Level 2 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	3,388	3,149
Non-Japanese entities' plans [Member] | Level 3 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	29,753	26,497
Amount of unrealized profit (loss) of Level 3 assets	105	(9,705)
Overseas Subsidiaries [Member]
Pension plans, postretirement and other employee benefits [Line items]
Recognized asset for pension benefits	¥ 5,681	¥ 5,795